Income Attributable to Investments in Other Companies	12 Months Ended
Dec. 31, 2024
Income Attributable to Investments in Other Companies [Abstract]
Income attributable to investments in other companies
32.	Income attributable to investments in other companies:

The income obtained from investments in companies detailed in note No. 12 corresponds to the following:

Company	Shareholder	2024	2023	2022
		MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	2,575	7,014	6,809
Centro de Compensación Automatizado S.A.	Banco de Chile	1,875	1,686	1,567
Redbanc S.A.	Banco de Chile	663	723	804
Administrador Financiero del Transantiago S.A.	Banco de Chile	610	460	404
Sociedad Interbancaria de Depósito de Valores S.A.	Banco de Chile	483	288	652
Sociedad Imerc OTC S.A.	Banco de Chile	151	131	108
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	145	86	140
Subtotal Associates		6,502	10,388	10,484

Joint Ventures
Servipag Ltda.	Banco de Chile	1,676	2,201	1,866
Artikos Chile S.A. (*)	Banco de Chile	552	820	681
Subtotal Joint Ventures		2,228	3,021	2,547
Subtotal		8,730	13,409	13,031

Income from disposal of shares in companies

Joint Ventures
Artikos Chile S.A. (**)	Banco de Chile	7,925	—	—

Total Investments in other companies		16,655	13,409	13,031

(*)	See Note No. 5 Relevant Events, letter (n)
(**)	See Note No. 5 Relevant Events, letter (q).